Operations by Geographic Area - Additional Information (Detail) (Property, Plant and Equipment, Other Types)	12 Months Ended
Dec. 31, 2012
KOREA, DEMOCRATIC PEOPLE'S REPUBLIC OF
Geographic Reporting Disclosure [Line Items]
Concentration of risk, rate	85.00%
UNITED STATES
Geographic Reporting Disclosure [Line Items]
Concentration of risk, rate	15.00%